PREFERRED EQUITY CERTIFICATES (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 € / shares
Preferred Equity Certificates [Roll Forward]
Carrying Value December 31, 2020	$ 641.7	$ 588.4
Redemption	(620.9)	0.0		$ 3.1
Foreign Currency Translation	(20.8)	53.3
Carrying Value June 30, 2021	$ 0.0	641.7	$ 588.4
Interest Expense		$ 0.0	$ 4.9	$ 5.2
Par value | € / shares					€ 1.00
Term	30 years	30 years